Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	75 Months Ended
	Aug. 21, 2018	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000224285
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Easterly Income Opportunities Fund
Average Annual Return, Percent		7.45%	3.72%	4.57%
C000224286
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Easterly Income Opportunities Fund
Average Annual Return, Percent		7.77%	4.17%	4.58%
C000224288
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Easterly Income Opportunities Fund
C000224287
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Easterly Income Opportunities Fund
Without Sales Load [Member] | C000224285
Average Annual Return [Line Items]
Average Annual Return, Percent		9.66%	4.95%	5.56%
Without Sales Load [Member] | C000224286
Average Annual Return [Line Items]
Average Annual Return, Percent		8.77%	4.17%	4.58%
Without Sales Load [Member] | C000224288
Average Annual Return [Line Items]
Average Annual Return, Percent		9.86%	5.22%	5.51%
Without Sales Load [Member] | C000224287
Average Annual Return [Line Items]
Average Annual Return, Percent		10.48%	5.65%	5.93%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.88%	(0.01%)	1.50%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.88%	(0.01%)	1.50%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.88%	(0.01%)	1.50%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.88%	(0.01%)	1.50%